UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

August 15, 2003	       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 28

Form 13F Information Table Value Total:	$216,590,973.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








                                                           Market      Voting
Name of Issuer 		     class   Quantity Cusip        Value
3M COMPANY	com	227492	88579Y101	29,341,918	sole
CATERPILLAR	com	449659	149123101	25,028,009	sole
PROCTER & GAMBLE	com	241895	742718109	21,572,196	sole
DUPONT	com	471013	263534109	19,612,968	sole
CITIGROUP	com	310399	172967101	13,285,080	sole
EXXON MOBIL	com	366660	30231G102	13,166,777	sole
GENERAL MOTORS	com	315025	370442105	11,340,913	sole
GENERAL ELECTRIC	com	354800	369604103	10,175,664	sole
ALTRIA GROUP, INC.	com	214598	02209S103	9,751,355	sole
AMERICAN EXPRESS	com	217777	025816109	9,105,256	sole
MERCK	com	149002	589331107	9,022,059	sole
CHEVRONTEXACO	com	122339	166764100	8,832,842	sole
SBC COMMUNICATIONS, INC.	com	345456	78387G103	8,826,410	sole
UNITED PARCEL SERVICE CL B	com	134072	911312106	8,540,386	sole
IBM	com	95182	459200101	7,852,515	sole
CEF ISHARES RUSSELL	com	88277	464287598	4,464,168	sole
KIMBERLY CLARK CORP.	com	31001	494368103	1,616,392	sole
AMERICAN ONLINE INC	com	90000	00184a105	1,448,100	sole
ALLSTATE	com	20623	020002101	735,210	sole
VERIZON	com	11932	92343V104	470,717	sole
DELPHI CORPORATON	com	43175	247126105	372,600	sole
TRAVELERS PPTY CAS CP CL B	com	22905	89420G406	361,212	sole
COCA COLA	com	7380	191216100	342,506	sole
AMERICAN INTERNATIONAL GP	com	6092	026874107	336,157	sole
BELL SOUTH	com	10716	079860102	285,367	sole
JOHNSON & JOHNSON	com	5228	478160104	270,288	sole
SPYDER	com	2651	78462F103	258,817	sole
TRAVELERS PPTY CAS CP CL A	com	11012	89420G109	175,091	sole
